[LOGO]
USAA(R)

                     USAA CORNERSTONE
                               STRATEGY Fund

                               [GRAPHIC]

                     S e m i a n n u a l  R e p o r t

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    NOVEMBER 30, 2002

                                             (C)2003, USAA. All rights reserved.
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 M E S S A G E
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               from the PRESIDENT

                                   [GRAPHIC]

                                  FORTUNATELY,

[PHOTO]                 BEAR MARKETS - LIKE THE BULL MARKET

                         OF THE 1990S - DON'T LAST FOREVER.

                                   [GRAPHIC]

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                 The past three years have been difficult ones for investors.
                 Fortunately, bear markets--like the bull market of the 1990s--don't last forever. While I can't unequivocally say that it is time to get back into stocks, I believe that we may be through the worst of the market downturn. We are seeing potential for improved corporate earnings, supported by low inflation, current low interest rates, and a modest rate of economic growth.

                 As I write to you, the markets continue to struggle with three key issues. First, there is ongoing uncertainty over a potential war with Iraq and the threat of major terrorist activities. Second, corporate governance concerns still hang over the equity and bond markets. Most public companies, however, are moving with rigor and discipline to implement new internal controls, disclosure policies, and improved corporate governance that should both inspire investor confidence and keep history from repeating itself. And third, people have been badly stung by losses in the markets, making them reluctant to invest new money even when it may make sense to do so. I believe that today's market conditions are perfect for dollar-cost averaging, a strategy whereby you invest the same amount at regular intervals (regardless of market highs or lows). This allows you to ease back into the market, and your price per share over time should average lower than if you invested all on one day.

                 Against this backdrop, all of us at USAA Investment Management Company continue to work hard to maintain your trust, respect, and business. Our mission is to provide you with an exceptional value--superior services and products you need at a reasonable price.
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 . . . C O N T I N U E D
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                 We remain committed to our policy of offering you no-load
                 mutual funds WITHOUT excessive fees, sales loads, or contractual plans. With USAA 100% no-load mutual funds, more of your hard-earned money is working for you and not used to pay commissions to a broker or adviser. Furthermore, at no charge, our investment representatives will help you identify the USAA mutual funds that may be right for you.

                 We believe that during the last year we assembled one of the finest teams of portfolio managers and analysts in the country to manage your assets. We will continue to work hard to deliver the service that you have come to know and expect from us. As always, we remain available to give you investment guidance on our funds as well as planning assistance through USAA Financial Planning Services.

                 Thank you for your continued faith and trust in us. We take our responsibility to help you manage your investment needs very seriously, and we look forward to working with you in the years to come.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board


                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
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
INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                      1

SHAREHOLDER VOTING RESULTS                                     13

FINANCIAL INFORMATION

   Portfolio of Investments                                    15

   Notes to Portfolio of Investments                           28

   Financial Statements                                        29

   Notes to Financial Statements                               32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND
OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE
PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT
COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH
PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
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                     OVERVIEW

USAA CORNERSTONE STRATEGY FUND

OBJECTIVE
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                 Achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital.

TYPES OF INVESTMENTS
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                 Using preset target ranges, the Fund's strategy is to invest its assets mostly in stocks (divided into the categories of U.S., international, real estate, and precious metals and minerals) and, to a much lesser extent, in U.S. government debt securities.

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                                      11/30/02                   5/31/02
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Net Assets                         $1,089.3 Million          $1,197.1 Million
Net Asset Value Per Share               $22.01                   $23.57


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/02
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    5/31/02 TO 11/30/02*      1 YEAR           5 YEARS          10 YEARS
          -6.62%              -4.54%            0.53%             7.51%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

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                         OVERVIEW

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                      CUMULATIVE PERFORMANCE COMPARISON
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                 USAA                      LIPPER GLOBAL      LIPPER GLOBAL
              CORNERSTONE     S&P 500    FLEXIBLE PORTFOLIO   FLEXIBLE FUNDS
             STRATEGY FUND     INDEX        FUNDS AVERAGE          INDEX
             -------------    -------    ------------------    -------------

11/30/1992    $10,000         $10,000         $10,000             $10,000
12/31/1992     10,270          10,123          10,146              10,132
01/31/1993     10,421          10,207          10,279              10,259
02/28/1993     10,723          10,346          10,469              10,439
03/31/1993     11,302          10,564          10,809              10,719
04/30/1993     11,495          10,309          10,958              10,893
05/31/1993     11,641          10,584          11,179              11,106
06/30/1993     11,693          10,615          11,217              11,121
07/31/1993     11,959          10,572          11,403              11,311
08/31/1993     12,267          10,973          11,797              11,701
09/30/1993     12,220          10,888          11,811              11,654
10/31/1993     12,523          11,114          12,147              12,008
11/30/1993     12,151          11,008          11,967              11,839
12/31/1993     12,706          11,141          12,528              12,463
01/31/1994     13,080          11,519          12,947              12,840
02/28/1994     12,929          11,207          12,693              12,585
03/31/1994     12,398          10,719          12,270              12,070
04/30/1994     12,495          10,856          12,333              12,126
05/31/1994     12,587          11,034          12,400              12,171
06/30/1994     12,398          10,764          12,188              11,926
07/31/1994     12,606          11,117          12,455              12,157
08/31/1994     12,939          11,572          12,749              12,415
09/30/1994     12,841          11,289          12,557              12,261
10/31/1994     12,749          11,542          12,597              12,243
11/30/1994     12,275          11,122          12,264              11,897
12/31/1994     12,573          11,287          12,258              11,907
01/31/1995     12,206          11,580          12,181              11,749
02/28/1995     12,390          12,030          12,375              11,920
03/31/1995     12,668          12,385          12,601              12,193
04/30/1995     12,917          12,749          12,938              12,470
05/31/1995     13,396          13,258          13,320              12,780
06/30/1995     13,544          13,565          13,453              12,903
07/31/1995     13,865          14,015          13,813              13,248
08/31/1995     13,943          14,050          13,806              13,238
09/30/1995     14,240          14,643          14,059              13,470
10/31/1995     13,980          14,590          13,946              13,358
11/30/1995     14,355          15,230          14,247              13,647
12/31/1995     14,887          15,523          14,633              13,955
01/31/1996     15,320          16,051          14,956              14,296
02/29/1996     15,401          16,201          14,954              14,292
03/31/1996     15,544          16,357          15,078              14,405
04/30/1996     15,630          16,597          15,392              14,718
05/31/1996     15,779          17,025          15,506              14,811
06/30/1996     15,872          17,090          15,541              14,873
07/31/1996     15,483          16,335          15,207              14,510
08/31/1996     15,830          16,680          15,500              14,724
09/30/1996     16,273          17,618          15,877              15,137
10/31/1996     16,511          18,104          16,081              15,324
11/30/1996     17,229          19,471          16,733              15,976
12/31/1996     17,547          19,085          16,830              15,999
01/31/1997     17,811          20,277          17,119              16,295
02/28/1997     17,897          20,436          17,282              16,389
03/31/1997     17,620          19,598          17,055              16,121
04/30/1997     17,726          20,767          17,147              16,279
05/31/1997     18,452          22,037          17,848              16,963
06/30/1997     19,118          23,016          18,451              17,438
07/31/1997     20,014          24,847          19,218              18,156
08/31/1997     19,417          23,456          18,622              17,635
09/30/1997     20,528          24,740          19,630              18,386
10/31/1997     20,000          23,915          18,868              17,734
11/30/1997     20,082          25,021          18,928              17,789
12/31/1997     20,292          25,451          19,058              17,942
01/31/1998     20,285          25,732          19,312              17,986
02/28/1998     20,994          27,587          20,067              18,797
03/31/1998     21,659          28,998          20,712              19,427
04/30/1998     21,739          29,295          20,922              19,599
05/31/1998     21,616          28,792          20,742              19,431
06/30/1998     21,493          29,961          20,589              19,416
07/31/1998     20,999          29,644          20,338              19,226
08/31/1998     18,822          25,361          18,035              17,099
09/30/1998     19,190          26,987          18,361              17,372
10/31/1998     19,843          29,179          19,350              18,279
11/30/1998     20,413          30,947          20,163              19,098
12/31/1998     20,700          32,729          20,435              19,555
01/31/1999     20,676          34,097          20,530              19,787
02/28/1999     20,118          33,038          20,084              19,306
03/31/1999     20,307          34,359          20,802              19,935
04/30/1999     21,612          35,690          22,220              21,006
05/31/1999     21,455          34,848          21,868              20,671
06/30/1999     21,816          36,776          22,803              21,437
07/31/1999     21,587          35,633          22,918              21,422
08/31/1999     21,355          35,457          22,926              21,347
09/30/1999     21,064          34,486          22,828              21,230
10/31/1999     21,330          36,667          23,096              21,661
11/30/1999     21,521          37,413          24,005              22,421
12/31/1999     22,383          39,613          25,787              23,929
01/31/2000     21,746          37,623          25,435              23,440
02/29/2000     21,556          36,912          26,896              24,744
03/31/2000     22,883          40,520          27,002              24,624
04/30/2000     22,685          39,302          26,240              23,800
05/31/2000     22,633          38,496          25,879              23,426
06/30/2000     23,099          39,444          26,826              24,266
07/31/2000     22,913          38,828          26,131              23,966
08/31/2000     23,394          41,238          27,042              24,784
09/30/2000     22,771          39,062          26,214              24,052
10/31/2000     22,566          38,896          25,721              23,586
11/30/2000     22,156          35,832          25,096              22,675
12/31/2000     22,998          36,008          26,153              23,593
01/31/2001     23,403          37,284          26,857              23,898
02/28/2001     22,530          33,887          25,611              22,693
03/31/2001     21,773          31,741          24,435              21,573
04/30/2001     22,845          34,206          25,613              22,673
05/31/2001     22,764          34,435          25,533              22,500
06/30/2001     22,413          33,598          25,232              22,171
07/31/2001     22,467          33,267          24,935              21,857
08/31/2001     21,944          31,186          24,508              21,317
09/30/2001     20,422          28,668          22,303              19,912
10/31/2001     20,620          29,215          23,003              20,382
11/30/2001     21,611          31,456          24,166              21,119
12/31/2001     21,913          31,731          24,641              21,145
01/31/2002     21,557          31,268          24,165              21,008
02/28/2002     21,678          30,665          24,097              20,836
03/31/2002     22,410          31,819          25,139              21,415
04/30/2002     22,110          29,891          24,880              21,126
05/31/2002     22,091          29,671          24,958              21,374
06/30/2002     21,304          27,558          23,969              20,570
07/31/2002     20,095          25,411          22,119              19,352
08/31/2002     20,254          25,577          22,263              19,448
09/30/2002     19,101          22,800          20,631              18,252
10/31/2002     19,804          24,805          21,532              19,020
11/30/2002     20,629          26,263          22,886              19,784


DATA FROM 11/30/92 THROUGH 11/30/02.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS
                 ON THEIR REINVESTED INCOME DIVIDENDS.
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                                                                               3

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                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lipper Global Flexible Portfolio Funds Average, an average performance level of all global flexible portfolio funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Global Flexible Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Global Flexible Portfolio Funds category.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MARK W. JOHNSON, CFA                        JAMES P. HOFFMAN
  USAA Investment Management Company          Wellington Management Company, LLP
  Precious Metals and Minerals Securities     Real Estate Securities

MARGARET "DIDI" WEINBLATT, Ph.D., CFA       DAVID R. MANNHEIM
  USAA Investment Management Company          MFS Investment Management
  U.S. Government Securities                  International Stocks

MATTHEW E. MEGARGEL, CFA                    MARCUS L. SMITH
  Wellington Management Company, LLP          MFS Investment Management
  U.S. Stocks                                 International Stocks

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HOW DID THE FUND PERFORM?

                 For the six months ended November 30, 2002, the USAA Cornerstone Strategy Fund had a total return of -6.62%, compared to a total return of -8.43% for the Lipper Global Flexible Portfolio Funds average. While we are never satisfied with simply outperforming other similar funds, especially when the absolute return is negative, our diversified approach did help offset the tremendous volatility in global equity markets.

HOW WERE THE FUND'S ASSETS ALLOCATED?

                 We began the period with roughly 40% in U.S. stocks, 29% in U.S. government securities, 23% in international stocks, and 8% in real estate investment trusts (REITs). In late September, and then again in October, we took steps to substantially increase the Fund's allocation to U.S. stocks, ending the period at 51.7%. This shift in assets, which was primarily achieved by reducing exposure to U.S. government bonds, proved beneficial as stocks subsequently rose and bond prices fell. We also reduced our exposure to REITs, which had grown disproportionately large

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER AVERAGE DEFINITION.
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                                                                               5

 . . . C O N T I N U E D
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                 due to strong performance by the asset class, and added
                 exposure to precious metals and minerals after the price of gold fell dramatically in June and July.

WHAT WAS THE REASONING BEHIND THE SHIFT FROM U.S. GOVERNMENT BONDS TO
U.S. STOCKS?

                 We weighed the relative attractiveness of stocks and bonds, which, in this case, revealed fairly stark differences. As of the end of September, long-term government bonds had outperformed stocks by approximately 35% over the previous 12 months, which is a huge divergence when you consider that stocks have outperformed bonds over the long term. There was extreme pessimism about stocks and extreme optimism about bonds, and when the market goes to extremes, it's usually not a good idea to follow the crowd. We were more positive about the prospects for the U.S. economic recovery and corporate profits, giving us confidence that U.S. stocks were attractive. There was tremendous liquidity on the sidelines ready to move into stocks on better news. Finally, the market gave us classic signals that a shift was under way from a cyclical bear market to a cyclical bull market.

HOW DID WELLINGTON MANAGEMENT MANAGE THE U.S. STOCK PORTION OF THE FUND?

                 We have three levers to pull in our effort to add value: research-based stock selection, sector weightings, and diversification among large-, mid-, and small-cap stocks.

                 During the period, the Fund benefited from good stock selection and a sector overweight in information technology; Hewlett-Packard was a top contributor to performance because it reported better-than-expected earnings. While underweight in financial services, our stock selection within the sector was positive, led by

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-26.
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6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 top performance contributors Merrill Lynch and Citigroup. We held an overweight position in health care based on positive demographics, attractive valuations, strong pricing positions, and promising new drug pipelines. Overall, our stock selection in health care detracted from performance because investors punished Wyeth and Laboratory Corp. for reporting earnings shortfalls. We were overweight in traditional cyclical areas of the economy such as materials and industrials because companies in these sectors have reduced their break-even points through consolidation and shutdowns of plants and stand to make profit gains in a decent-demand environment. Given the slow pace of the economic recovery, this exposure detracted slightly from performance.

                 We began the period with a slight emphasis on small- and mid-cap stocks relative to the benchmark, but reduced this weighting following an extended period of small- and mid-cap outperformance to end the period relatively neutral.

WHAT'S YOUR OUTLOOK FOR THE U.S. STOCK MARKET?

                 With stock valuations at the low end of most historical ranges, dividend yields above cash returns, and expectations low, we believe the markets are gradually setting the stage for better future returns. In our view, the equity portion of the Fund is fairly balanced from a sector standpoint, pending somewhat clearer market visibility. The sectors in which we are overweight include information technology, with a focus on leading firms' capturing market share; materials companies based on disciplined capacity and cost management by the major players; and health care, due to low valuations and improving new drug pipelines.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-26.

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HOW DID MFS MANAGE THE INTERNATIONAL PORTION OF THE FUND?

                 We seek to buy companies with good growth prospects at a reasonable price. We look for these characteristics on an individual company basis instead of taking a top-down view with respect to economic sectors or geographic regions.

                 As a result of our individual company selections, we were overweight in consumer staples and health care companies, and therefore benefited as these sectors outperformed. Within consumer staples, we were invested in companies such as Unilever N.V. ADR (Netherlands) and Diageo plc (U.K.) that we expect to deliver good earnings growth regardless of what happens in the economy. In health care, our holdings included Novartis AG(Switzerland) and Aventis S.A. (France), companies that we expect to generate significant free cash flow and deliver good earnings growth on a long-term basis. Our underweight position in technology helped also as the sector continued to struggle, but even within technology we found some individual company opportunities such as Canon (Japan) and Nokia (Finland). We have also found attractive investment opportunities in media companies and the industrial-gas area.

                 On a regional basis, we ended the period overweight in continental Europe and Canada and underweight in the United Kingdom and Japan, but once again these regional weightings are a result of individual company stock selection and not any overall macro view. With all the concerns about the global economy, our focus remains on finding attractively priced companies where we have confidence in their ability to build earnings.

8

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========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT ABOUT THE U.S. GOVERNMENT BOND PORTION OF THE FUND?

                 The bond portion fulfilled its mission of helping to offset the impact of volatility in the stock market. As the economic recovery that seemed imminent earlier in 2002 began to fizzle, interest rates continued their downward march to levels not seen in the last 40 years. For bonds, lower interest rates mean higher prices. U.S. government securities were among the best-performing fixed-income sectors, benefiting as investors sought safety from the accounting and corporate governance issues that plagued corporate bonds. Within the government sector, U.S. Treasury and agency securities did slightly better than mortgage-backed securities because the latter suffered from higher prepayment risk as many homeowners took advantage of lower interest rates to refinance their mortgages.

                 With interest rates at historic lows, we have attempted to position the fixed-income portion to be relatively neutral to movements in interest rates. We purchased Treasury inflation-protected securities (TIPS) to gain exposure to the Treasury market, but with less interest-rate sensitivity than standard Treasury securities. TIPS are unique among fixed-income securities because their principal is indexed to inflation. They also are uniquely suited to meet the Fund's objective, which is "to achieve a positive inflation-adjusted rate of return."

WITH INTEREST RATES SO LOW, WHAT'S YOUR OUTLOOK FOR BONDS?

                 Following the 0.50% rate cut in November, the Federal Reserve Board's easing cycle appears to have come to an end. While all bond portfolios are vulnerable to rising interest rates, we have attempted to take a prudent approach that provides some degree of protection against rising rates while maintaining exposure to securities that have the potential to benefit if rates continue to fall.

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========================--------------------------------------------------------

HOW DID REITs DO DURING THE PERIOD?

                 The Wilshire Real Estate Securities Index had a total return of -8.71%, continuing REITs' strong performance relative to equities over the past several years. Our investment strategy remains focused on selecting companies with the most attractive risk-adjusted return characteristics. We currently favor retail-related companies that own regional malls, grocery-anchored shopping centers, and factory outlet centers, all of which continue to benefit from new store openings, lower borrowing costs, and a willingness by consumers to spend. On the negative front, office-building owners continue to battle tenant failures and corporate staffing reductions that have combined to increase vacancy rates to the highest levels experienced in the past 10 years.

WHAT ABOUT PRECIOUS METALS AND MINERALS?

                 Following a 14-month bull market in gold, gold prices fell dramatically from late May to late July due to a seasonal waning of demand for gold and the liquidation of several large positions by major speculative investors. The Fund re-established a position in precious metals and minerals in August, which proved positive for performance for the remainder of the period.

ARE ANY ALLOCATION CHANGES ON THE HORIZON?

                 The USAA Investment Strategy Committee meets regularly to review global economic and market conditions, looking to take advantage of the many opportunities that a Fund such as Cornerstone Strategy offers while maintaining a broadly diversified portfolio. On behalf of all of the talented investment managers working hard every day for you, our shareholders, we thank you for the confidence and trust you've placed in us. It is an honor and a privilege to serve you.

                 FOREIGN AND PRECIOUS METALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                 THE WILSHIRE REAL ESTATE SECURITIES INDEX MEASURES THE PERFORMANCE OF PUBLICLY TRADED REAL ESTATE SECURITIES.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

           HISTORICAL YIELD CURVE
           ----------------------

            5/31/02     11/29/02     CHANGE
            -------     --------     ------
3 Month      1.731       1.210      -0.5207
6 Month      1.893       1.275      -0.6179
2 Year       3.201       2.056      -1.1446
5 Year       4.357       3.268      -1.0884
10 Year      5.041       4.205      -0.8354
30 Year      5.610       5.035      -0.5748

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------
                         TOP 3 HOLDINGS
                         IN EACH SECTOR
                       (% of Net Assets)
--------------------------------------------------------------
U.S. STOCKS

   Microsoft Corp.                                        1.7%

   American International Group, Inc.                     1.4%

   Citigroup, Inc.                                        1.4%

INTERNATIONAL STOCKS

   Syngenta AG                                            1.0%

   Diageo plc                                             0.9%

   Reed Elsevier N.V.                                     0.9%

REAL ESTATE SECURITIES

   General Growth Properties, Inc.                        0.3%

   Kimco Realty Corp.                                     0.3%

   Liberty Property Trust                                 0.3%

PRECIOUS METALS & MINERALS COMPANIES

   AngloGold Ltd. ADR                                     0.2%

   Compania de Minas Buenaventura S.A. ADR                0.2%

   Freeport-McMoRan Copper & Gold, Inc. "B"               0.2%

U.S. GOVERNMENT

   GNMA @ 6.50%, 5/20/2014 - 1/15/2032                    1.9%

   GNMA @ 7.00%, 11/16/2016 - 6/15/2032                   1.4%

   Freddie Mac Notes @ 5.25%, 1/15/2006                   1.3%

--------------------------------------------------------------

   YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON
   PAGES 15-26.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                  ASSET ALLOCATION
                      11/30/02


Repurchase Agreements &
Money Market Instruments                      1.9%

U.S. Government
& Agency Issues
& Guaranteed Bonds                           16.5%

U.S. Stocks                                  51.7%

Real Estate
Securities                                    4.2%

International
Stocks                                       22.8%

Precious Metals
& Minerals Companies                          2.7%


PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.



-------------------------------------------------
                TOP 10 INDUSTRIES*
                (% of Net Assets)
-------------------------------------------------

Pharmaceuticals                              7.6%

Banks                                        5.8%

Real Estate Investment Trusts                4.2%

Diversified Financial Services               3.5%

Gold                                         2.7%

Integrated Oil & Gas                         2.4%

Semiconductors                               2.3%

Systems Software                             2.2%

Industrial Conglomerates                     1.9%

Computer Hardware                            1.7%

-------------------------------------------------
* EXCLUDES U. S. GOVERNMENT

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-26.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

                 On October 18, 2002, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on August 23, 2002, were entitled to vote on each proposal shown below. All proposals were approved by the Fund's shareholders.

                 The following proposals and voting results pertain to the Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

                 Approval of new investment advisory agreement with USAA Investment Management Company (IMCO).

                 NUMBER OF SHARES VOTING
                 --------------------------------------------------------------
                    FOR           AGAINST        ABSTAIN       BROKER NON-VOTE*
                 --------------------------------------------------------------
                 33,617,370      1,116,322       748,348             N/A


PROPOSAL 2A
--------------------------------------------------------------------------------

                 Approval of new investment subadvisory agreement between IMCO and Wellington Management Company, LLP.

                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN        BROKER NON-VOTE*
                 ---------------------------------------------------------------

                 33,561,209      1,137,317       783,514             N/A

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Voting RESULTS

PROPOSAL 2C
--------------------------------------------------------------------------------

                 Approval of new investment subadvisory agreement between IMCO and MFS Investment Management.

                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                     FOR           AGAINST        ABSTAIN      BROKER NON-VOTE*
                 ---------------------------------------------------------------
                  33,503,805      1,171,949       806,286            N/A


PROPOSAL 3
--------------------------------------------------------------------------------

                 Approval of a proposal to permit IMCO and the Board of Trustees of USAA Investment Trust to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements without further shareholder approval.

                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                     FOR           AGAINST        ABSTAIN       BROKER NON-VOTE*
                ----------------------------------------------------------------
                 31,757,219       2,565,750       914,409          244,662


               * Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              U.S. STOCKS (51.7%)

              ADVERTISING (1.1%)
   178,500    Omnicom Group, Inc.                                                       $   12,147
                                                                                        ----------

              AEROSPACE & DEFENSE (1.0%)
   134,160    Boeing Co.                                                                     4,562
    59,500    Northrop Grumman Corp.                                                         5,766
                                                                                        ----------
                                                                                            10,328
                                                                                        ----------
              AIR FREIGHT & LOGISTICS (1.0%)
    49,200    CNF Transportation, Inc.                                                       1,544
   121,700    EGL, Inc. *                                                                    1,896
   136,200    FedEx Corp.                                                                    7,160
                                                                                        ----------
                                                                                            10,600
                                                                                        ----------
              ALUMINUM (0.5%)
   200,900    Alcoa, Inc.                                                                    5,133
                                                                                        ----------

              APPAREL, ACCESSORIES, & LUXURY GOODS (0.5%)
    56,100    Columbia Sportswear Co. *                                                      2,477
    86,200    Liz Claiborne, Inc.                                                            2,776
                                                                                        ----------
                                                                                             5,253
                                                                                        ----------
              APPAREL RETAIL (0.2%)
    77,200    Chico's FAS, Inc. *                                                            1,736
    15,300    Too, Inc. *                                                                      449
                                                                                        ----------
                                                                                             2,185
                                                                                        ----------
              APPLICATION SOFTWARE (0.8%)
   551,700    Cadence Design Systems, Inc. *                                                 7,955
    87,300    Verity, Inc. *                                                                 1,211
                                                                                        ----------
                                                                                             9,166
                                                                                        ----------
              BANKS (3.7%)
   111,200    Bank of America Corp.                                                          7,793
   257,500    Bank One Corp.                                                                10,168
   106,300    Banknorth Group, Inc.                                                          2,342
   152,900    KeyCorp                                                                        3,989
   200,800    Sovereign Bancorp, Inc.                                                        2,775
   165,500    UnionBanCal Corp.                                                              7,211
   173,800    Wachovia Corp.                                                                 6,109
                                                                                        ----------
                                                                                            40,387
                                                                                        ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              BIOTECHNOLOGY (0.7%)
   153,700    Albany Molecular Research, Inc. *                                         $    2,298
   100,100    Gilead Sciences, Inc. *                                                        3,952
    51,000    IDEC Pharmaceuticals Corp. *                                                   1,678
                                                                                        ----------
                                                                                             7,928
                                                                                        ----------
              BROADCASTING & CABLE TV (0.6%)
   273,400    Comcast Corp. "A" *                                                            6,233
    18,900    Cox Radio, Inc. "A" *                                                            466
                                                                                        ----------
                                                                                             6,699
                                                                                        ----------
              BUILDING PRODUCTS (0.6%)
   296,000    Masco Corp.                                                                    5,970
                                                                                        ----------

              COMPUTER & ELECTRONIC RETAIL (0.1%)
    23,600    CDW Computer Centers, Inc. *                                                   1,203
                                                                                        ----------

              COMPUTER HARDWARE (1.7%)
   474,800    Hewlett-Packard Co.                                                            9,249
   100,000    IBM Corp.                                                                      8,710
                                                                                        ----------
                                                                                            17,959
                                                                                        ----------
              CONSUMER FINANCE (0.6%)
    46,700    Countrywide Credit Industries, Inc.                                            2,302
   163,500    Household International, Inc.                                                  4,693
                                                                                        ----------
                                                                                             6,995
                                                                                        ----------
              DATA PROCESSING SERVICES (0.2%)
    58,900    Automatic Data Processing, Inc.                                                2,560
                                                                                        ----------

              DEPARTMENT STORES (0.1%)
    71,200    Dillard's, Inc. "A"                                                            1,376
                                                                                        ----------

              DISTILLERS & VINTNERS (0.2%)
   106,400    Constellation Brands, Inc. "A" *                                               2,503
                                                                                        ----------

              DIVERSIFIED CHEMICALS (0.9%)
   294,300    Dow Chemical Co.                                                               9,388
                                                                                        ----------

              DIVERSIFIED COMMERCIAL SERVICES (0.1%)
    98,000    Cendant Corp. *                                                                1,233
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              DIVERSIFIED FINANCIAL SERVICES (3.0%)
   390,443    Citigroup, Inc.                                                           $   15,180
    35,300    Federated Investors, Inc. "B"                                                    955
    50,300    Investment Technology Group, Inc. *                                            1,482
   131,800    Legg Mason, Inc.                                                               6,812
   196,700    Merrill Lynch & Co., Inc.                                                      8,557
                                                                                        ----------
                                                                                            32,986
                                                                                        ----------
              DRUG RETAIL (0.4%)
   159,200    CVS Corp.                                                                      4,279
                                                                                        ----------

              ELECTRIC UTILITIES (1.0%)
   178,000    CINergy Corp.                                                                  5,767
   108,700    Exelon Corp.                                                                   5,456
                                                                                        ----------
                                                                                            11,223
                                                                                        ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
   335,000    Sanmina-SCI Corp. *                                                            1,608
    96,100    Symbol Technologies, Inc.                                                        989
   209,200    Waters Corp. *                                                                 5,606
                                                                                        ----------
                                                                                             8,203
                                                                                        ----------
              ENVIRONMENTAL SERVICES (0.3%)
   129,000    Waste Management, Inc.                                                         3,215
                                                                                        ----------

              FOOD RETAIL (0.5%)
   236,500    Safeway, Inc. *                                                                5,624
                                                                                        ----------

              GENERAL MERCHANDISE STORES (0.9%)
   185,900    Wal-Mart Stores, Inc.                                                         10,068
                                                                                        ----------

              HEALTH CARE DISTRIBUTORS & SERVICES (0.7%)
    44,100    Henry Schein, Inc. *                                                           1,877
   247,600    Laboratory Corp. of America Holdings *                                         5,942
                                                                                        ----------
                                                                                             7,819
                                                                                        ----------
              HEALTH CARE EQUIPMENT (0.3%)
   121,600    Guidant Corp. *                                                                3,640
                                                                                        ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (0.6%)
    85,900    HCA, Inc.                                                                 $    3,451
    34,000    Health Management Associates, Inc. "A"                                           596
    19,500    Tenet Healthcare Corp. *                                                         360
    86,600    Triad Hospitals, Inc. *                                                        2,611
                                                                                        ----------
                                                                                             7,018
                                                                                        ----------
              HEALTH CARE SUPPLIES (0.2%)
    93,400    Edwards Lifesciences Corp. *                                                   2,458
                                                                                        ----------

              HOME FURNISHINGS (0.3%)
    44,900    Mohawk Industries, Inc. *                                                      2,766
                                                                                        ----------

              HOME IMPROVEMENT RETAIL (0.6%)
   233,200    Home Depot, Inc.                                                               6,161
                                                                                        ----------

              HOMEBUILDING (0.2%)
   126,900    D.R. Horton, Inc.                                                              2,425
                                                                                        ----------

              HOUSEHOLD PRODUCTS (0.6%)
   128,600    Kimberly-Clark Corp.                                                           6,471
                                                                                        ----------

              INDUSTRIAL CONGLOMERATES (1.9%)
    46,600    3M Co.                                                                         6,051
   518,600    General Electric Co.                                                          14,054
                                                                                        ----------
                                                                                            20,105
                                                                                        ----------
              INDUSTRIAL MACHINERY (0.2%)
    42,200    ITT Industries, Inc.                                                           2,544
                                                                                        ----------

              INFORMATION TECHNOLOGY CONSULTING & SERVICES (1.4%)
   333,500    Accenture Ltd. "A"                                                             6,420
     7,100    Affiliated Computer Services, Inc. "A" *                                         355
    65,200    Manhattan Associates, Inc. *                                                   1,957
   263,900    SunGard Data Systems, Inc. *                                                   6,168
                                                                                        ----------
                                                                                            14,900
                                                                                        ----------
              INSURANCE BROKERS (1.0%)
    74,200    Arthur J. Gallagher & Co.                                                      2,090
   173,800    Marsh & McLennan Companies, Inc.                                               8,204
                                                                                        ----------
                                                                                            10,294
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              INTEGRATED OIL & GAS (1.8%)
    91,530    Chevron Texaco Corp.                                                      $    6,135
   400,600    Exxon Mobil Corp.                                                             13,941
                                                                                        ----------
                                                                                            20,076
                                                                                        ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   312,700    SBC Communications, Inc.                                                       8,912
                                                                                        ----------

              LEISURE PRODUCTS (0.2%)
    26,700    Polaris Industries, Inc.                                                       1,731
                                                                                        ----------

              MANAGED HEALTH CARE (0.4%)
    43,400    Anthem, Inc. *                                                                 2,571
    93,700    Caremark Rx, Inc. *                                                            1,655
                                                                                        ----------
                                                                                             4,226
                                                                                        ----------
              METAL & GLASS CONTAINERS (0.3%)
   149,600    Pactiv Corp. *                                                                 3,097
                                                                                        ----------

              MOVIES & ENTERTAINMENT (0.9%)
   574,200    AOL Time Warner, Inc. *                                                        9,400
                                                                                        ----------

              MULTI-LINE INSURANCE (1.4%)
   228,300    American International Group, Inc.                                            14,874
                                                                                        ----------

              NETWORKING EQUIPMENT (0.7%)
   538,500    Cisco Systems, Inc. *                                                          8,034
                                                                                        ----------

              OIL & GAS EQUIPMENT & SERVICES (0.5%)
   112,900    Schlumberger Ltd.                                                              4,996
                                                                                        ----------

              OIL & GAS EXPLORATION & PRODUCTION (1.0%)
   304,700    Chesapeake Energy Corp.                                                        2,112
   184,700    EOG Resources, Inc.                                                            7,161
   162,800    Swift Energy Co. *                                                             1,507
                                                                                        ----------
                                                                                            10,780
                                                                                        ----------
              PAPER PRODUCTS (0.8%)
   102,800    Bowater, Inc.                                                                  4,459
   113,700    International Paper Co.                                                        4,463
                                                                                        ----------
                                                                                             8,922
                                                                                        ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              PERSONAL PRODUCTS (0.5%)
   184,700    Gillette Co.                                                              $    5,600
                                                                                        ----------

              PHARMACEUTICALS (4.9%)
   215,100    Abbott Laboratories                                                            9,417
   104,800    Eli Lilly & Co.                                                                7,158
   118,100    King Pharmaceuticals, Inc. *                                                   2,241
   300,700    Pfizer, Inc.                                                                   9,484
   210,700    Pharmacia Corp.                                                                8,913
   263,200    Schering-Plough Corp.                                                          5,964
    84,300    Watson Pharmaceuticals, Inc. *                                                 2,528
   187,300    Wyeth                                                                          7,198
                                                                                        ----------
                                                                                            52,903
                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (0.5%)
    36,700    Ambac Financial Group, Inc.                                                    2,294
    21,500    MBIA, Inc.                                                                       978
    70,300    St. Paul Companies, Inc.                                                       2,618
                                                                                        ----------
                                                                                             5,890
                                                                                        ----------
              PUBLISHING (0.6%)
    83,800    Gannett Co., Inc.                                                              5,971
                                                                                        ----------

              RESTAURANTS (1.0%)
   115,500    Brinker International, Inc. *                                                  3,442
    40,500    CEC Entertainment, Inc. *                                                      1,284
    93,400    Darden Restaurants, Inc.                                                       2,020
   236,800    McDonald's Corp.                                                               4,381
                                                                                        ----------
                                                                                            11,127
                                                                                        ----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
    40,200    Cabot Microelectronics Corp. *                                                 2,426
    31,800    Novellus Systems, Inc. *                                                       1,154
                                                                                        ----------
                                                                                             3,580
                                                                                        ----------
              SEMICONDUCTORS (1.9%)
   119,800    Fairchild Semiconductor International Corp. "A" *                              1,834
   439,600    Intel Corp.                                                                    9,179
   204,300    International Rectifier Corp. *                                                5,099
    82,000    Lattice Semiconductor Corp. *                                                    820
   201,000    Texas Instruments, Inc.                                                        4,042
                                                                                        ----------
                                                                                            20,974
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              SOFT DRINKS (0.7%)
    27,800    Pepsi Bottling Group, Inc.                                                $      798
   151,900    PepsiCo, Inc.                                                                  6,453
                                                                                        ----------
                                                                                             7,251
                                                                                        ----------
              SPECIALTY STORES (0.4%)
    85,100    Linens 'n Things, Inc. *                                                       2,117
    62,800    Michaels Stores, Inc. *                                                        2,364
                                                                                        ----------
                                                                                             4,481
                                                                                        ----------
              SYSTEMS SOFTWARE (2.2%)
   314,800    Microsoft Corp. *                                                             18,202
         8    MicroStrategy Inc. "A" *                                                           -
   485,100    Oracle Corp. *                                                                 5,894
                                                                                        ----------
                                                                                            24,096
                                                                                        ----------
              TELECOMMUNICATION EQUIPMENT (0.2%)
    81,500    Comverse Technology, Inc. *                                                      988
   112,600    Tekelec, Inc. *                                                                1,147
                                                                                        ----------
                                                                                             2,135
                                                                                        ----------

              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   172,300    Nextel Communications, Inc. "A" *                                              2,369
                                                                                        ----------
              Total U.S. stocks (cost: $565,108)                                           562,637
                                                                                        ----------

              INTERNATIONAL STOCKS (22.8%)

              AUSTRALIA (1.4%)
 1,072,546    News Corp. Ltd.                                                                7,632
 1,322,666    QBE Insurance Group Ltd.                                                       5,929
   300,850    TABCORP Holdings Ltd.                                                          1,856
                                                                                        ----------
                                                                                            15,417
                                                                                        ----------
              CANADA (1.0%)
   242,210    BCE, Inc.                                                                      4,410
    44,380    Canadian National Railway Co.                                                  1,821
    44,220    Canadian Natural Resources Ltd.                                                1,158
    46,570    Encana Corp.                                                                   1,269
   126,950    Quebecor World, Inc.                                                           2,815
                                                                                        ----------
                                                                                            11,473
                                                                                        ----------
              FINLAND (0.3%)
   198,220    Nokia Corp. ADR                                                                3,808
                                                                                        ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              FRANCE (4.0%)
   161,146    Aventis S.A.                                                              $    8,956
   159,150    Bouygues S.A.                                                                  4,703
    61,160    Cap Gemini S.A.                                                                1,954
   114,040    Carrefour S.A.                                                                 5,002
     9,750    Clarins S.A.                                                                     384
    56,800    L'Air Liquide S.A.                                                             7,623
    82,290    Sanofi-Synthelabo S.A.                                                         4,856
    46,536    Schneider Electric S.A.                                                        2,258
    21,140    Total Fina Elf S.A.                                                            2,837
    69,831    Total Fina Elf S.A. ADR                                                        4,661
                                                                                        ----------
                                                                                            43,234
                                                                                        ----------
              GERMANY (0.8%)
   123,340    Bayerische Motoren Werke AG                                                    4,179
    93,620    Linde AG                                                                       3,516
     8,170    Muenchener Rueckversicherungs-Gesellschaft AG                                  1,136
                                                                                        ----------
                                                                                             8,831
                                                                                        ----------
              IRELAND (0.2%)
   149,600    Irish Life & Permanent plc                                                     1,746
                                                                                        ----------

              ITALY (0.1%)
   488,200    Snam Rete Gas S.p.A.                                                           1,508
                                                                                        ----------

              JAPAN (2.6%)
   266,000    Brother Industries Ltd.                                                        1,890
   113,000    Canon, Inc.                                                                    4,300
   425,700    Chugai Pharmaceutical Co. Ltd.                                                 3,486
   162,900    Credit Saison Co. Ltd.                                                         2,993
   108,600    Honda Motor Co. Ltd.                                                           4,089
   369,000    Nissan Motor Co. Ltd.                                                          2,938
    89,000    Ono Pharmaceutical Co. Ltd.                                                    2,539
   223,000    Shiseido Co. Ltd.                                                              2,646
    46,500    Takeda Chemical Industries Ltd.                                                1,952
    99,000    Tokyo Broadcasting System Ltd.                                                 1,420
                                                                                        ----------
                                                                                            28,253
                                                                                        ----------
              MEXICO (0.2%)
    76,500    Coca Cola Femsa S.A. de C.V. ADR                                               1,690
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              NETHERLANDS (2.3%)
    96,700    Akzo Nobel N.V.                                                           $    3,025
   770,110    Reed Elsevier N.V.                                                             9,524
   153,330    STMicroelectronics N.V.                                                        3,919
   146,130    Unilever N.V. ADR                                                              8,506
                                                                                        ----------
                                                                                            24,974
                                                                                        ----------
              SINGAPORE (0.3%)
   315,000    DBS Group Holdings Ltd.                                                        1,997
   186,000    United Overseas Bank Ltd.                                                      1,264
                                                                                        ----------
                                                                                             3,261
                                                                                        ----------
              SPAIN (1.7%)
   295,206    Banco Bilbao Vizcaya Argentaria S.A.                                           3,076
   183,800    Gas Natural SDG S.A.                                                           3,509
   474,390    Iberdrola S.A.                                                                 6,135
   428,480    Telefonica S.A. *                                                              4,359
    43,221    Telefonica S.A. ADR *                                                          1,306
                                                                                        ----------
                                                                                            18,385
                                                                                        ----------
              SWEDEN (0.1%)
   116,100    Saab AB "B"                                                                    1,254
                                                                                        ----------

              SWITZERLAND (2.3%)
    84,300    Novartis AG                                                                    3,132
    17,900    Straumann Hldg AG                                                              1,349
   189,552    Syngenta AG                                                                   10,717
     8,210    Synthes-Stratec, Inc.                                                          4,857
    99,439    UBS AG                                                                         5,003
                                                                                        ----------
                                                                                            25,058
                                                                                        ----------
              UNITED KINGDOM (5.5%)
    92,420    ACE Ltd.                                                                       3,151
   407,740    BOC Group plc                                                                  5,675
   627,063    BP plc                                                                         4,081
   214,700    Barclays plc                                                                   1,553
   400,640    British Sky Broadcasting Group plc                                             4,093
   101,200    Capital Radio plc                                                                822
   957,200    Diageo plc                                                                     9,967
   117,300    GlaxoSmithKline plc                                                            2,195
     3,710    GlaxoSmithKline plc ADR                                                          141
 1,436,000    Granada plc                                                                    2,133
   233,300    Lloyds TSB Group plc                                                           1,968

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
   196,980    Next plc                                                                  $    2,573
   286,340    Reckitt Benckiser plc                                                          4,974
   293,916    Royal Bank Scotland Group plc                                                  7,533
   412,460    Smith & Nephew plc                                                             2,415
 2,445,290    Vodafone Group plc                                                             4,640
   272,410    William Hill plc                                                                 908
    17,060    XL Capital Ltd. "A"                                                            1,412
                                                                                        ----------
                                                                                            60,234
                                                                                        ----------
              Total international stocks (cost: $240,229)                                  249,126
                                                                                        ----------

              REAL ESTATE SECURITIES (4.2%)

              REAL ESTATE INVESTMENT TRUSTS
    63,100    Apartment Investment and Management Co. "A"                                    2,358
    62,400    Archstone-Smith Trust                                                          1,441
   106,300    Arden Realty Group, Inc.                                                       2,368
    67,800    AvalonBay Communities, Inc.                                                    2,685
    56,700    Boston Properties, Inc.                                                        2,102
    54,200    Camden Property Trust                                                          1,842
    66,300    Chelsea Property Group, Inc.                                                   2,270
    65,800    General Growth Properties, Inc.                                                3,251
   190,000    Golf Trust of America, Inc.                                                      234
   205,300    Host Marriott Corp.                                                            1,879
    26,150    Istar Financial, Inc.                                                            718
   105,400    Kimco Realty Corp.                                                             3,304
    91,500    Liberty Property Trust                                                         2,878
    41,200    Macerich Company                                                               1,253
    91,600    MFA Mortgage Investments, Inc.                                                   790
   285,000    Philips International Realty Corp. *                                             430
    78,300    ProLogis Trust                                                                 1,925
    15,500    PS Business Parks, Inc.                                                          468
    88,500    Public Storage, Inc.                                                           2,753
    35,200    RAIT Investment Trust                                                            729
    78,000    Reckson Associates Realty Corp. "B"                                            1,638
    27,200    Regency Centers Corp.                                                            840
    96,400    Rouse Co.                                                                      2,873
    15,400    Shurgard Storage Centers, Inc. "A"                                               476
    81,800    Simon Property Group, Inc.                                                     2,758
    39,200    Sun Communities, Inc.                                                          1,358
                                                                                        ----------
              Total real estate securities (cost: $45,824)                                  45,621
                                                                                        ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              PRECIOUS METALS AND MINERALS COMPANIES (2.7%)

              GOLD
   190,000    Agnico-Eagle Mines Ltd.                                                   $    2,090
    90,000    AngloGold Ltd. ADR                                                             2,395
   150,000    Barrick Gold Corp.                                                             2,201
   110,000    Compania de Minas Buenaventura S.A. ADR                                        2,472
   150,000    Freeport-McMoRan Copper & Gold, Inc. "B" *                                     2,325
   270,000    Glamis Gold Ltd. *                                                             2,203
   200,000    Gold Fields Ltd. ADR                                                           2,146
   230,000    Goldcorp, Inc.                                                                 2,288
 3,600,000    Lihir Gold Ltd. *                                                              2,299
   160,000    Meridian Gold, Inc. *                                                          2,280
   650,000    Newcrest Mining Ltd.                                                           2,105
    90,000    Newmont Mining Corp.                                                           2,107
   240,000    Placer Dome, Inc.                                                              2,299
                                                                                        ----------
              Total precious metals and minerals companies (cost: $30,259)                  29,210
                                                                                        ----------

 PRINCIPAL                                                                                  MARKET
    AMOUNT                                                                                   VALUE
     (000)    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT & AGENCY ISSUES (16.3%)

              GOVERNMENT NATIONAL MORTGAGE ASSOC. PASS-THROUGH SECURITIES (5.7%)
   $10,074    6.00%, 9/15/2028 - 3/20/2031                                                  10,393
    19,657    6.50%, 5/20/2014 - 1/15/2032                                                  20,497
    14,966    7.00%, 11/16/2016 - 6/15/2032                                                 15,735
     7,128    7.50%, 3/15/2017 - 4/20/2031                                                   7,573
     5,441    8.00%, 6/15/2016 - 8/20/2030                                                   5,820
       574    8.50%, 9/15/2009 - 2/15/2017                                                     633
        52    9.00%, 6/15/2016 - 10/15/2016                                                     58
       734    9.50%, 6/15/2009 - 8/15/2017                                                     822
       165    10.00%, 11/15/2009 - 12/15/2009                                                  184
        14    11.50%, 3/15/2013                                                                 17
                                                                                        ----------
                                                                                            61,732
                                                                                        ----------
              FANNIE MAE NOTES PASS-THROUGH SECURITIES (3.9%)
     5,000    5.25%, 8/1/2012                                                                5,050
     5,390    6.00%, 12/1/2016                                                               5,602
    13,442    6.50%, 10/1/2016 - 2/1/2030                                                   13,956
     8,726    7.00%, 2/1/2030 - 8/1/2030                                                     9,117
     7,100    7.13%, 6/15/2010                                                               8,317
                                                                                        ----------
                                                                                            42,042
                                                                                        ----------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL                                                                                  MARKET
    AMOUNT                                                                                   VALUE
     (000)    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              FREDDIE MAC NOTES (3.1%)
   $13,400    5.25%, 1/15/2006                                                          $   14,337
    10,000    5.75%, 1/15/2012                                                              10,779
     5,123    6.00%, 10/15/2018                                                              5,274
     3,743    6.50%, 11/15/2011 - 11/15/2012                                                 3,900
                                                                                        ----------
                                                                                            34,290
                                                                                        ----------
              U.S. TREASURY BOND (1.0%)
    10,750    5.38%, 2/15/2031                                                              11,283
                                                                                        ----------

              U.S. TREASURY INFLATION-INDEXED NOTES (2.6%)
    10,066    3.00%, 7/15/2012                                                              10,454
     8,154    3.38%, 1/15/2012                                                               8,714
     8,319    3.50%, 1/15/2011                                                               8,902
                                                                                        ----------
                                                                                            28,070
                                                                                        ----------
              Total U.S. government & agency issues (cost: $169,373)                       177,417
                                                                                        ----------

              U.S. GOVERNMENT GUARANTEED BONDS (0.2%)

     2,000    Perforadora Centrale S.A. de C.V. "A",5.24%, 12/15/2018 (cost: $2,000)         2,038
                                                                                        ----------

              REPURCHASE AGREEMENT (0.2%)

     2,311    Bank One Capital Markets, Inc., 1.36%, acquired on 11/29/2002 and due 12/02/2002 at $2,311 (collateralized by $2,361
                 Fannie Mae notes, 5.5% due 5/2/2006;
                 market value of $2,352) (cost: $2,311)                                      2,311
                                                                                        ----------

              MONEY MARKET INSTRUMENTS (1.7%)

     6,927    Federal Home Loan Mortgage Corp., 1.20%, 12/02/2002                            6,927
    12,205    SSgA U.S. Government Money Market Fund, 1.18%(a)                              12,205
                                                                                        ----------
              Total money market instruments (cost: $19,132)                                19,132
                                                                                        ----------

              TOTAL INVESTMENTS (COST: $1,074,236)                                      $1,087,492
                                                                                        ==========

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

U.S. Government                                        18.4%
Pharmaceuticals                                         7.6
Banks                                                   5.8
Real Estate Investment Trusts                           4.2
Diversified Financial Services                          3.5
Gold                                                    2.7
Integrated Oil & Gas                                    2.4
Semiconductors                                          2.3
Systems Software                                        2.2
Industrial Conglomerates                                1.9
Computer Hardware                                       1.7
Integrated Telecommunication Services                   1.7
Oil & Gas Exploration & Production                      1.7
Electric Utilities                                      1.6
Movies & Entertainment                                  1.6
Information Technology Consulting & Services            1.5
Property & Casualty Insurance                           1.5
Diversified Chemicals                                   1.4
Multi-Line Insurance                                    1.4
Publishing                                              1.4
Broadcasting & Cable TV                                 1.3
Specialty Chemicals                                     1.3
Advertising                                             1.1
Aerospace & Defense                                     1.1
Distillers & Vintners                                   1.1
Electronic Equipment & Instruments                      1.1
Household Products                                      1.1
Air Freight & Logistics                                 1.0
Automobile Manufacturers                                1.0
Food Retail                                             1.0
Industrial Gases                                        1.0
Restaurants                                             1.0
Other                                                  20.2
                                                       ----
Total                                                  99.8%
                                                       ====

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

                 ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

                 GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Rate represents the annualized seven-day yield at
                     November 30, 2002.

                   * Non-income-producing security for the 12-month period ended
                     November 30, 2002.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

ASSETS

   Investments in securities, at market value* (identified cost of $1,074,236)  $ 1,087,492
   Cash                                                                                 308
   Cash denominated in foreign currencies (identified cost of $6)                         6
   Collateral for securities loaned, at market value                                 49,217
   Receivables:
     Capital shares sold                                                                733
     Dividends and interest                                                           3,251
     Securities sold                                                                  4,575
                                                                                -----------
        Total assets                                                              1,145,582
                                                                                -----------

LIABILITIES

   Payable upon return of securities loaned                                          49,217
   Securities purchased                                                               6,107
   Unrealized depreciation on foreign currency contracts held, at value                   2
   Capital shares redeemed                                                              400
   USAA Investment Management Company                                                   301
   USAA Transfer Agency Company                                                         209
   Accounts payable and accrued expenses                                                 39
                                                                                -----------
        Total liabilities                                                            56,275
                                                                                -----------
           Net assets applicable to capital shares outstanding                  $ 1,089,307
                                                                                ===========

NET ASSETS CONSIST OF:

   Paid-in capital                                                              $ 1,074,783
   Accumulated undistributed net investment income                                   14,144
   Accumulated net realized loss on investments                                     (12,876)
   Net unrealized appreciation of investments                                        13,256
                                                                                -----------
           Net assets applicable to capital shares outstanding                  $ 1,089,307
                                                                                ===========
   Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                         49,493
                                                                                ===========
   Net asset value, redemption price, and offering price per share              $     22.01
                                                                                ===========
   *Including securities on loan of:                                            $    48,248
                                                                                ===========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $276)                  $   7,501
      Interest                                                               6,934
      Fees from securities loaned                                               54
                                                                         ---------
        Total income                                                        14,489
                                                                         ---------
   Expenses:
      Management fees                                                        4,154
      Administrative and servicing fees                                        811
      Transfer agent's fees                                                  1,249
      Custodian's fees                                                         256
      Postage                                                                  101
      Shareholder reporting fees                                               194
      Trustees' fees                                                             3
      Registration fees                                                         16
      Professional fees                                                         76
      Other                                                                     28
                                                                         ---------
         Total expenses                                                      6,888
      Expenses reimbursed                                                     (455)
      Expenses paid indirectly                                                  (2)
                                                                         ---------
         Net expenses                                                        6,431
                                                                         ---------
           Net investment income                                             8,058
                                                                         ---------

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS AND FOREIGN CURRENCY

   Net realized loss on:
      Investments                                                           (3,522)
      Foreign currency transactions                                            (18)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          (84,674)
      Foreign currency translations                                            (70)
                                                                         ---------
         Net realized and unrealized loss                                  (88,284)
                                                                         ---------
Decrease in net assets resulting from operations                         $ (80,226)
                                                                         =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CORNERSTONE STRATEGY FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MAY 31, 2002

                                                                        11/30/02             5/31/02
                                                                     -------------------------------
FROM OPERATIONS

   Net investment income                                             $     8,058        $     16,559
   Net realized gain (loss) on investments                                (3,522)              5,862
   Net realized loss on foreign currency transactions                        (18)               (134)
   Change in net unrealized appreciation/depreciation of:
     Investments                                                         (84,674)            (52,774)
     Foreign currency translations                                           (70)                202
                                                                     -------------------------------
     Decrease in net assets resulting from operations                    (80,226)            (30,285)
                                                                     -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                       -             (22,558)
                                                                     -------------------------------
   Net realized gains                                                          -             (13,825)
                                                                     -------------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                              35,268             312,159
   Shares issued for dividends reinvested                                     (1)             35,255
   Cost of shares redeemed                                               (62,865)            (99,716)
                                                                     -------------------------------
     Increase (decrease) in net assets from capital share
       transactions                                                      (27,598)            247,698
                                                                     -------------------------------
Net increase (decrease) in net assets                                   (107,824)            181,030

NET ASSETS

   Beginning of period                                                 1,197,131           1,016,101
                                                                     -------------------------------
   End of period                                                     $ 1,089,307        $  1,197,131
                                                                     ===============================
Accumulated undistributed net investment income:
   End of period                                                     $    14,144        $      6,086
                                                                     ===============================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                             1,641              13,244
   Shares issued for dividends reinvested                                      -               1,542
   Shares redeemed                                                        (2,948)             (4,204)
                                                                     -------------------------------
      Increase (decrease) in shares outstanding                           (1,307)             10,582
                                                                     ===============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

              USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Strategy Fund (the Fund). The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

                   A. SECURITY VALUATION - The value of each security is
                      determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                      1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                      2. Over-the-counter securities are priced at the last
                         sales price or, if not available, at the average of the bid and asked prices.

                      3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                      4. Other debt and government securities are valued each
                         business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                         readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                      5. Securities that cannot be valued by the methods set
                         forth above and all other assets are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

                   B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                   C. INVESTMENTS IN SECURITIES - Security transactions are
                      accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities.

                   D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                      1. Market value of securities, other assets, and
                         liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                      2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                      Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                      Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                   E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended November 30, 2002, custodian fee offset arrangements reduced expenses by $2,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                   F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

              The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

              Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

              The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended
              November 30, 2002.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

              The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2003, in accordance with applicable tax law.

              Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $11,254,000, which will expire between 2008 and 2010. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire. The capital loss carryovers of the Fund include capital losses acquired from a merger on April 26, 2002, from which the Fund acquired of all of the net assets of the USAA Growth Strategy Fund. The Fund also acquired unrealized capital losses as a result of this merger. The yearly utilization of the acquired capital losses and unrealized losses may be limited by the Internal Revenue Code.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

              Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2002, were $967,633,000 and $879,762,000, respectively.

              At November 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

              Gross unrealized appreciation and depreciation of investments as of November 30, 2002, were $76,507,000 and $63,251,000, respectively, resulting in net unrealized appreciation of $13,256,000.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

              A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

              At November 30, 2002, the terms of open foreign currency contracts were as follows (in thousands):

                          FOREIGN CURRENCY CONTRACTS TO BUY

--------------------------------------------------------------------------------------------------
                                U.S. DOLLAR
EXCHANGE       CONTRACTS TO     VALUE AS OF      IN EXCHANGE        UNREALIZED        UNREALIZED
  DATE           RECEIVE         11/30/02      FOR U.S. DOLLAR     APPRECIATION      DEPRECIATION
--------------------------------------------------------------------------------------------------
11/27/02          20,896           $170             $171               $  -              $(1)
               Japanese Yen
11/29/02          30,930            252              252                  -                -
               Japanese Yen
11/29/02           6,404             52               52                  -                -
               Japanese Yen
--------------------------------------------------------------------------------------------------
                                   $474             $475               $  -              $(1)
--------------------------------------------------------------------------------------------------

                          FOREIGN CURRENCY CONTRACTS TO SELL

--------------------------------------------------------------------------------------------------
                                U.S. DOLLAR
EXCHANGE       CONTRACTS TO     VALUE AS OF      IN EXCHANGE        UNREALIZED        UNREALIZED
  DATE           DELIVER         11/30/02      FOR U.S. DOLLAR     APPRECIATION      DEPRECIATION
--------------------------------------------------------------------------------------------------
11/27/02           303             $301             $300               $  -              $(1)
               Euro Currency
11/29/02            24               24               24                  -                -
               Euro Currency
--------------------------------------------------------------------------------------------------
                                   $325             $324               $  -              $(1)
--------------------------------------------------------------------------------------------------

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of November 30, 2002, the Fund loaned securities having a fair value of approximately $48,248,000 and held collateral of $49,217,000 for the loans.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                   A. MANAGEMENT FEES - The Manager carries out the Fund's
                      investment policies, directly manages portions of the Fund's portfolio, and provides portfolio management oversight of the Fund's assets managed by subadvisers. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Flexible Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper Global Flexible Portfolio Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                      The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                      over the performance period. For the month ended
                      July 31, 2002, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                      The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
-----------------------------------------------------------------------
+/- 1.00% to 4.00%              +/- 0.04%
+/- 4.01% to 7.00%              +/- 0.05%
+/- 7.01% and greater           +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                      During the six-month period ended November 30, 2002, the Fund paid the Manager total management fees of $4,154,000, which included a performance fee of $101,000.

                   B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management) and MFS Investment Management (MFS), under which Wellington Management directs the investment and reinvestment of portions of the Fund's assets invested in U.S. stocks and real estate investment trusts (REITs) (as allocated from time to time

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                      by the Manager), and MFS directs the investment and reinvestment of the portion of the Fund's assets invested in international stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management and MFS a subadvisory fee.

                   C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the six-month period ended November 30, 2002, the Fund paid the Manager administrative and servicing fees of $811,000.

                   D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.19% of its average annual net assets through September 30, 2003, excluding the effect of any custodian fee offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. During the six-month period ended November 30, 2002, the Fund incurred reimbursable expenses of $455,000.

                   E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                      d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. During the six-month period ended November 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $1,249,000.

                   F. UNDERWRITING SERVICES - The Manager provides exclusive
                      underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated Trustees or Fund officers received any compensation from the Fund.

(9) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

              The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(10) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

              On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended
              May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on August 15, 1984. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

(11) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                 NOVEMBER 30,                                  YEAR ENDED MAY 31,
                                 ------------------------------------------------------------------------------------------
                                     2002                   2002              2001          2000         1999         1998
                                 ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period           $    23.57            $    25.26        $    26.27    $    27.29   $    29.89   $    27.96
                                 ------------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                .17                   .39(d)            .58           .63          .88          .77
   Net realized and
    unrealized gain (loss)            (1.73)                (1.16)(d)          (.40)          .80        (1.14)        3.78
                                 ------------------------------------------------------------------------------------------
Total from investment operations      (1.56)                 (.77)              .18          1.43         (.26)        4.55
                                 ------------------------------------------------------------------------------------------
Less distributions:
   From net investment income             -                  (.57)             (.48)         (.78)        (.81)        (.72)
   From realized capital gains            -                  (.35)             (.71)        (1.67)       (1.53)       (1.90)
                                 ------------------------------------------------------------------------------------------
Total distributions                       -                  (.92)            (1.19)        (2.45)       (2.34)       (2.62)
                                 ------------------------------------------------------------------------------------------
Net asset value at end of period $    22.01            $    23.57        $    25.26    $    26.27   $    27.29   $    29.89
                                 ==========================================================================================
Total return (%)*                     (6.62)                (2.96)              .58          5.49         (.74)       17.15
Net assets at end of
   period (000)                  $1,089,307            $1,197,131        $1,016,101    $1,097,170   $1,257,817   $1,500,258
Ratio of expenses to
   average net assets (%)**            1.19(a),(b),(c)       1.16(b),(c)       1.07(b)       1.09         1.05         1.01
Ratio of expenses to average net
   assets excluding
   reimbursements (%)**                1.28(a),(b)           1.17               N/A           N/A          N/A          N/A
Ratio of net investment income
   to average net assets (%)**         1.49(a)               1.69(d)           2.26          2.43         3.12         2.64
Portfolio turnover (%)                86.25                 30.52             54.67         37.46        46.27        32.73

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2002, average net assets were $1,077,555,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangements, which had no impact on these ratios.
(c) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.19% of its average net assets through September 30, 2003.
(d) In 2001, a change in amortization method was made as required by a recently issued accounting pronouncement. Without that change, these amounts would have been:
       Net investment income                                      $  .39
       Net realized and unrealized loss                           $(1.16)
       Ratio of net investment income to average net assets         1.70%

                    TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    9800 Fredericksburg Road
                UNDERWRITER,    San Antonio, Texas 78288
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions
                                1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE(R)    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

             INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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

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